Details of Other Short-Term Borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Short-term notes	[1]	¥ 742,500	¥ 497,100
Borrowings from the Bank of Japan		432,538	5,138,003
Other		97,517	101,901
Total		1,582,597	6,023,972
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper and short-term notes issued	[1],[2]	310,042	286,968
Short-term notes		74,205	87,468
Total		¥ 311,334	¥ 287,910

[1]	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
[2]	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which amounts were ¥199,500 million and ¥87,468 million, respectively, at March 31, 2014, and ¥235,837 million and ¥74,205 million, respectively, at March 31, 2015.